                                   BB&T FUNDS

                              CLASS A AND B SHARES

                       Supplement dated December 1, 1999
                        to Prospectus dated May 17, 1999

     Capital terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

     Effective December 1, 1999, Shares of the BB&T Intermediate Corporate Bond Fund are available for purchase.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                                   BB&T FUNDS

                                  TRUST SHARES

                       Supplement dated December 1, 1999
                        to Prospectus dated May 17, 1999

     Capital terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

     Effective December 1, 1999, Shares of the BB&T Intermediate Corporate Bond Fund are available for purchase.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.